Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Abstract]
Current	$ 3,446	$ 95
Deferred	(423)	995	$ (57)
Income tax expenses (benefit)	$ 3,023	$ 1,090	$ (57)